Retirement Plans And Postretirement Benefits (Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
U.S.
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$ 139,746	$ 140,230
Fair value of plan assets	109,845	100,905
Foreign
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	18,843	16,057
Fair value of plan assets	$ 13,618	$ 11,142